Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, impact rate	[1]	(110.30%)	1.90%	2.90%
Impairment of goodwill [Member]
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, amount		¥ 21
Non-deductible expenses, impact rate		56.30%
Legal costs [Member]
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, amount		¥ 13
Non-deductible expenses, impact rate		34.00%

[1]	Non-deductible expenses during the year ended March 31,2019 included approximately \21 billion relating to goodwill impairment losses (which increased Nomura's effective tax rate by 56.3%) and approximately \13 billion relating to litigation provisions and settlements (which increased Nomura's effective tax rate by 34.0%).